UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10345

Nuveen Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Dividend Advantage Municipal Fund 3 (NZF)
	July 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 142.7% (98.9% of Total Investments)

	MUNICIPAL BONDS – 142.2% (98.5% of Total Investments)

	Alabama – 0.6% (0.4% of Total Investments)
$ 3,500	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 3,678,570
	2006C-2, 5.000%, 11/15/36 (UB)
	Alaska – 0.1% (0.1% of Total Investments)
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	10/14 at 100.00	B2	747,060
	Series 2006A, 5.000%, 6/01/46
	Arizona – 2.2% (1.6% of Total Investments)
3,390	Arizona State Transportation Board, Highway Revenue Bonds, Tender Option Bond Trust 3151,	No Opt. Call	AAA	4,546,668
	13.352%, 7/01/16 (IF)
5,000	Phoenix Civic Improvement Corporation, Arizona, Subordinate Excise Tax Revenue Bonds, Civic	7/15 at 100.00	AA	5,161,750
	Plaza Expansion Project, Series 2005A, 5.000%, 7/01/30 – FGIC Insured
3,800	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	4,159,556
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
12,190	Total Arizona			13,867,974
	California – 14.1% (9.8% of Total Investments)
1,670	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital	11/21 at 100.00	AA	1,869,598
	and Clinics, Series 2008A-2. RMKT, 5.250%, 11/15/40
3,400	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	3,924,348
	Series 2009B, 5.500%, 10/01/39
2,900	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	3,055,237
	5.000%, 11/15/42 (UB)
5,355	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	AA–	7,405,376
	Option Bond Trust 3175, 13.529%, 5/15/40 (IF)
20	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – NPFG	12/14 at 100.00	AA	20,035
	Insured (Alternative Minimum Tax)
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 2013A:
1,560	5.750%, 1/15/46	1/24 at 100.00	BBB–	1,762,660
1,560	6.000%, 1/15/49	1/24 at 100.00	BBB–	1,786,418
8,820	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA	9,013,334
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AGC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
900	5.000%, 6/01/33	6/17 at 100.00	B	725,049
11,865	5.125%, 6/01/47	6/17 at 100.00	B	8,770,252
7,150	Grossmont Healthcare District, California, General Obligation Bonds, Series 2011B,	7/21 at 100.00	Aa2	8,409,473
	6.125%, 7/15/40
10,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A,	1/21 at 100.00	AA	10,870,100
	5.000%, 7/01/41
2,750	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding	1/22 at 100.00	A	2,918,053
	Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 4.500%, 1/01/27
	(Alternative Minimum Tax)
12,000	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital	8/30 at 100.00	A+	9,892,320
	Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/40
3,850	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	10/25 at 100.00	AA	3,859,471
	Participation, Series 2011, 0.000%, 10/01/28 – AGM Insured
205	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	229,762
	2013A, 5.750%, 6/01/44
3,550	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	4,094,819
	7.500%, 12/01/41
3,000	San Diego Community College District, California, General Obligation Bonds, Tender Option Bond	8/21 at 100.00	AA+	3,916,830
	Trust 1005, 13.936%, 8/01/41 (IF) (6)
10,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AA–	3,022,900
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – NPFG Insured
3,000	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aaa	1,663,560
	2006C, 0.000%, 9/01/30 – NPFG Insured
93,555	Total California			87,209,595
	Colorado – 4.1% (2.8% of Total Investments)
2,650	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks	5/16 at 102.00	N/R	2,494,896
	Academy, Series 2006A, 5.400%, 5/01/26
5,000	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds,	12/17 at 100.00	N/R	5,086,350
	Series 2007A, 5.600%, 12/01/34 – RAAI Insured
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured	11/16 at 100.00	AA–	5,879,128
3,300	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	AA–	3,612,279
4,335	5.000%, 11/15/25 – FGIC Insured	11/16 at 100.00	AA–	4,740,019
	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds,
	Series 2007:
950	5.125%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	956,213
2,000	5.250%, 12/01/36 – RAAI Insured	12/17 at 100.00	N/R	1,955,860
630	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	Aa3	690,764
	5.375%, 6/01/31
24,230	Total Colorado			25,415,509
	Connecticut – 0.3% (0.2% of Total Investments)
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare,	7/21 at 100.00	A	1,587,015
	Series 2011A, 5.000%, 7/01/41
	District of Columbia – 1.9% (1.3% of Total Investments)
10,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	10,450,200
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
1,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,515,278
	Tender Option Bond Trust 1606, 11.776%, 10/01/30 – AMBAC Insured (IF) (6)
11,335	Total District of Columbia			11,965,478
	Florida – 3.3% (2.3% of Total Investments)
4,980	Broward County, Florida, Airport System Revenue Refunding Bonds, Series 2009O, 5.375%, 10/01/29	10/19 at 100.00	A+	5,692,040
1,950	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding	No Opt. Call	A	2,100,813
	Series 2012A, 5.000%, 10/01/31 (Alternative Minimum Tax)
2,490	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Refunding Series 2012B,	10/22 at 100.00	A+	2,700,704
	5.000%, 10/01/37
3,345	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012,	7/22 at 100.00	AA	3,634,978
	5.000%, 7/01/42
85	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of	6/22 at 102.00	N/R	94,100
	Boca Raton Project, Series 2014A, 7.250%, 6/01/34
5,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	5,651,435
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (6)
70	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	51,369
	Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39
200	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	119,640
	Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40
85	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	37,671
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40
110	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	5/18 at 100.00	N/R	1
	2007-3, 6.650%, 5/01/40 (7)
10	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/18 at 100.00	N/R	10,213
	ParcelSeries 2007-1. RMKT, 6.650%, 5/01/40 (7)
200	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/17 at 100.00	N/R	203,414
	2012A-1, 6.650%, 5/01/40
475	Tolomato Community Development District, Florida, Special Assessment Bonds, Southern/Forbearance	5/18 at 100.00	N/R	278,839
	Parcel Series 2007-2, 6.650%, 5/01/40 (7)
19,455	Total Florida			20,575,217
	Georgia – 5.3% (3.7% of Total Investments)
15,205	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2010C, 5.250%, 1/01/30	1/21 at 100.00	Aa3	17,088,900
1,000	Atlanta, Georgia, Airport General Revenue Bonds, Series 2004G, 5.000%, 1/01/26 (Pre-refunded	1/15 at 100.00	AA (4)	1,020,260
	1/01/15) – AGM Insured
2,000	Atlanta, Georgia, Airport Passenger Facilities Charge Revenue Bonds, Series 2004J, 5.000%,	1/15 at 100.00	AA (4)	2,040,080
	1/01/29 (Pre-refunded 1/01/15) – AGM Insured
3,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	1,733,845
	Medical Center Project, Series 2010, 8.125%, 12/01/45 (5)
2,000	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue	7/17 at 100.00	N/R	1,887,400
	Bonds, Lenbrook Project, Series 2006A, 5.125%, 7/01/42
8,150	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008,	2/18 at 100.00	AAA	9,076,003
	5.000%, 2/01/36
31,355	Total Georgia			32,846,488
	Guam – 0.2% (0.1% of Total Investments)
810	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	889,194
	5.500%, 7/01/43
	Illinois – 16.3% (11.3% of Total Investments)
3,200	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	3,472,000
	5.250%, 12/01/40
3,630	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/16 at 100.00	AA–	3,777,414
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
4,855	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AAA	5,051,482
2,220	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A, 5.500%,	No Opt. Call	AA–	2,368,474
	1/01/16 – NPFG Insured
7,500	Community Unit School District 308, Oswego, in the Counties of Kendall, Kane, and Will,	10/14 at 100.00	Aa2 (4)	7,565,625
	Illinois, General Obligation Bonds, Series 2004, 5.375%, 10/01/17 (Pre-refunded 10/01/14) –
	AGM Insured
11,175	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	12,057,043
2,415	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program	12/14 at 100.00	Baa2 (4)	2,454,075
	Kankakee County, Series 2005B, 5.000%, 12/01/24 (Pre-refunded 12/01/14) – AMBAC Insured
1,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012,	No Opt. Call	AA	1,056,640
	5.000%, 6/01/42
5,805	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	Baa1	6,309,745
	5.500%, 8/01/37
4,125	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A,	10/21 at 100.00	AA+	4,361,156
	5.000%, 10/01/51
	Illinois State, General Obligation Bonds, February Series 2014:
1,600	5.250%, 2/01/32	2/24 at 100.00	A–	1,678,688
1,000	5.250%, 2/01/33	2/24 at 100.00	A–	1,044,480
1,130	5.250%, 2/01/34	2/24 at 100.00	A–	1,179,381
1,000	5.000%, 2/01/39	2/24 at 100.00	A–	1,009,410
6,000	Illinois State, General Obligation Bonds, Series 2004A, 5.000%, 3/01/28	10/14 at 100.00	A–	6,024,480
560	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 4304,	No Opt. Call	AA–	759,724
	17.828%, 1/01/21 (IF) (6)
7,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	3,900,400
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
12,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/20 at 100.00	AAA	12,962,520
	Refunding Bonds, Series 2010A, 5.500%, 6/15/50
45,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	10,483,650
	Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/43 – AGM Insured
2,790	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	3,261,733
	Expansion Project, Series 1998A, 5.500%, 6/15/29 – FGIC Insured
10,000	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.000%, 12/01/41 (Pre-refunded	12/14 at 100.00	AAA	10,161,500
	12/01/14) – AGM Insured
134,005	Total Illinois			100,939,620
	Indiana – 9.3% (6.4% of Total Investments)
4,230	Indiana Finance Authority, Educational Facilities Revenue Bonds, Tudor Park Foundation, Series	6/15 at 100.00	Aa3	4,382,449
	2005B, 5.000%, 6/01/24
5,370	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	5,635,547
	Project, Series 2013A, 5.250%, 1/01/51 (Alternative Minimum Tax)
	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,
	Series 2014:
810	5.250%, 9/01/40 (Alternative Minimum Tax)	9/24 at 100.00	BBB	853,068
6,185	5.000%, 9/01/46 (Alternative Minimum Tax)	9/24 at 100.00	BBB	6,363,932
6,700	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	AA–	7,107,092
	2011B, 5.000%, 10/01/41
8,000	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First	10/24 at 100.00	A+	8,638,160
	Lien Series 2014A, 5.000%, 10/01/44
10,925	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	N/R (4)	11,321,578
	Series 2005A, 5.000%, 5/01/35 (Pre-refunded 5/01/15) – AMBAC Insured
7,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2004A, 5.000%,	1/15 at 100.00	AA–	7,107,940
	1/01/32 – FGIC Insured
830	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	1/24 at 100.00	N/R	928,596
	7.000%, 1/01/44 (Alternative Minimum Tax)
	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
2,500	5.750%, 9/01/42	9/17 at 100.00	N/R	2,474,075
2,500	5.800%, 9/01/47	9/17 at 100.00	N/R	2,483,050
55,050	Total Indiana			57,295,487
	Iowa – 0.2% (0.1% of Total Investments)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
525	5.500%, 6/01/42	6/15 at 100.00	B+	433,435
1,000	5.625%, 6/01/46	6/15 at 100.00	B+	831,900
1,525	Total Iowa			1,265,335
	Kansas – 0.3% (0.2% of Total Investments)
	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement,
	Series 2007B:
1,000	5.125%, 5/15/37	5/15 at 102.00	N/R	971,450
1,000	5.125%, 5/15/42	5/15 at 102.00	N/R	958,840
2,000	Total Kansas			1,930,290
	Kentucky – 2.2% (1.5% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA	1,052,410
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/42 – AGC Insured
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
1,335	0.000%, 7/01/43	7/31 at 100.00	Baa3	859,633
2,295	0.000%, 7/01/46	7/31 at 100.00	Baa3	1,477,796
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Series 2013A:
3,080	5.750%, 7/01/49	7/23 at 100.00	Baa3	3,447,998
615	6.000%, 7/01/53	7/23 at 100.00	Baa3	695,350
5,400	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	5,988,708
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29
215	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community	10/22 at 100.00	A	217,683
	Hospital Corporation, Series 2012A, 4.000%, 10/01/29
13,940	Total Kentucky			13,739,578
	Louisiana – 6.1% (4.2% of Total Investments)
2,000	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East	7/21 at 100.00	BB+	2,164,500
	Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB	3,341,760
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
10,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding	10/21 at 100.00	A	10,768,900
	Series 2011, 5.000%, 10/01/41
3,700	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	3,873,715
	Series 2007A, 5.500%, 5/15/47
4,425	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/21 at 100.00	Baa1	5,182,029
	Series 2011, 6.750%, 5/15/41
6,855	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	7/23 at 100.00	A	7,340,745
	5.000%, 7/01/36
4,560	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A	4,887,226
34,540	Total Louisiana			37,558,875
	Maryland – 0.4% (0.3% of Total Investments)
1,000	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007B,	4/17 at 100.00	N/R	909,370
	5.250%, 4/01/37
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	937,180
	Center, Series 2006A, 5.000%, 12/01/31 (7)
555	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	A–	565,417
	Retirement Community, Series 2007, 4.750%, 7/01/34
3,555	Total Maryland			2,411,967
	Massachusetts – 4.2% (2.9% of Total Investments)
1,375	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/14 at 101.00	N/R	1,395,309
	5.250%, 10/01/26
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BB+	1,006,170
	Project, Series 2005D, 5.250%, 7/01/30
1,600	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	1,730,848
	University Issue, Series 2009A, 5.750%, 7/01/39
400	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A,	7/21 at 100.00	A	425,328
	5.125%, 7/01/41
5,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	1/15 at 100.00	N/R	5,005,350
	2001A, 5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)
1,855	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+	1,936,935
	5.000%, 8/15/30
3,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA (4)	3,151,470
	5.000%, 8/15/30 (Pre-refunded 8/15/15)
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	3,549,338
	8/01/46 – AGM Insured (UB) (6)
7,165	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking	7/21 at 100.00	A+	7,791,078
	Revenue Bonds, Series 2011, 5.000%, 7/01/41
24,860	Total Massachusetts			25,991,826
	Michigan – 5.9% (4.1% of Total Investments)
15,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	No Opt. Call	AA	17,493,750
	Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured (UB)
690	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BB+	678,201
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
2,000	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital	8/17 at 100.00	N/R (4)	2,247,700
	Obligated Group, Series 2007A, 5.000%, 8/15/38 (Pre-refunded 8/15/17)
3,580	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A,	7/21 at 100.00	AA–	4,163,110
	5.500%, 7/01/41
5,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	Aa2	5,345,950
	5.000%, 12/01/39
2,250	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series	10/21 at 100.00	Aa3	2,488,590
	2011-I-A, 5.375%, 10/15/41
650	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sisters of Mercy	No Opt. Call	AA– (4)	651,326
	Health Corporation, Series 1993P, 5.375%, 8/15/14 – NPFG Insured (ETM)
2,865	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2	2,958,084
	2006A, 5.000%, 12/01/31 (UB)
635	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2 (4)	702,139
	2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)
32,670	Total Michigan			36,728,850
	Minnesota – 1.1% (0.8% of Total Investments)
2,100	Dakota County Community Development Agency, Minnesota, GNMA Collateralized Multifamily Housing	10/14 at 102.00	Aa1	2,165,793
	Revenue Bonds, Rose Apartments Project, Series 2001, 6.350%, 10/20/37 (Alternative Minimum Tax)
3,000	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D,	No Opt. Call	AA+	3,480,210
	5.000%, 8/01/18
1,375	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	8/16 at 100.00	N/R	1,379,153
	Project, Series 2007-1, 5.000%, 8/01/36
6,475	Total Minnesota			7,025,156
	Mississippi – 0.8% (0.6% of Total Investments)
2,110	Mississippi Business Finance Corporation, GNMA Collateralized Retirement Facility Mortgage	11/14 at 100.00	AA+	2,113,566
	Revenue Refunding Bonds, Aldersgate Retirement Community Inc. Project, Series 1999A,
	5.450%, 5/20/34
3,000	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	A	3,010,920
	Healthcare, Series 2004B-1, 5.000%, 9/01/24
5,110	Total Mississippi			5,124,486
	Missouri – 2.9% (2.0% of Total Investments)
1,495	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/17 at 100.00	BBB+	1,509,038
	Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36
1,000	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional	12/17 at 100.00	N/R	1,001,300
	Medical Center, Series 2007, 5.000%, 12/01/32
2,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University,	11/21 at 100.00	AAA	2,799,875
	Series 2011B, 5.000%, 11/15/37
12,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2	No Opt. Call	AA+	12,521,640
	Project Series 2006A, 5.000%, 1/01/34 – AMBAC Insured
16,995	Total Missouri			17,831,853
	Nebraska – 0.3% (0.2% of Total Investments)
1,005	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2,	2/17 at 100.00	AA+	1,756,428
	Tender Option Bond Trust 11673, 20.414%, 8/01/40 – AMBAC Insured (IF)
	Nevada – 5.5% (3.8% of Total Investments)
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	11,602,000
6,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	6,472,380
	International Airport, Series 2010A, 5.250%, 7/01/42
5,000	Henderson, Nevada, General Obligation Bonds, Sewer Series 2004, 5.000%, 6/01/34 (Pre-refunded	12/14 at 100.00	AA (4)	5,081,400
	12/01/14) – FGIC Insured
10,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series	6/21 at 100.00	AA+	10,856,700
	2011C, 5.000%, 6/01/38
31,000	Total Nevada			34,012,480
	New Jersey – 4.2% (2.9% of Total Investments)
12,970	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A	5,020,298
	Appreciation Series 2010A, 0.000%, 12/15/33
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AA	7,889,200
	0.000%, 12/15/33 – AGM Insured
7,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA,	No Opt. Call	A	7,427,140
	5.000%, 6/15/38
7,670	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	5,747,054
	Series 2007-1A, 4.750%, 6/01/34
47,640	Total New Jersey			26,083,692
	New York – 8.4% (5.8% of Total Investments)
900	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	BB+	872,217
	Schools, Series 2007A, 5.000%, 4/01/32
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,275	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,417,647
3,400	0.000%, 7/15/44	No Opt. Call	BBB–	720,970
4,675	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/21 at 100.00	AAA	5,119,359
	Purpose Series 2011C, 5.000%, 3/15/41
2,100	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,392,320
	2011A, 5.750%, 2/15/47
4,945	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA–	5,025,505
	2/15/47 – NPFG Insured
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C,	9/16 at 100.00	AA–	3,195,060
	5.000%, 9/01/35 – NPFG Insured
1,200	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%,	5/21 at 100.00	AA	1,285,332
	5/01/36 – AGM Insured
6,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	9/22 at 100.00	A–	6,421,440
	5.000%, 9/01/42
750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A,	11/21 at 100.00	AA–	806,048
	5.000%, 11/15/41
8,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	N/R	8,837,760
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
3,125	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	3,659,000
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
8,000	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local	10/14 at 100.00	AAA	8,079,120
	Government Assistance Corporation, Series 2004A, 5.000%, 10/15/21 – NPFG Insured
10	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.625%, 8/01/20 –	8/14 at 100.00	AA	10,044
	NPFG Insured
3,000	New York State Power Authority, General Revenue Bonds, Series 2011A, 5.000%, 11/15/38	11/21 at 100.00	Aa2	3,335,070
585	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	A+	675,634
	Subordinate Lien Series 2013A, 5.000%, 11/15/28
50,065	Total New York			51,852,526
	North Carolina – 0.8% (0.6% of Total Investments)
1,710	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	1,913,747
	Bonds, Series 2008, Trust 1149, 15.119%, 7/15/32 (IF) (6)
1,200	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds,	1/17 at 100.00	AA–	1,249,308
	Carolinas Health Care, Series 2007A, 5.000%, 1/15/31
1,750	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA+ (4)	1,787,765
	Carolinas Healthcare System, Series 2005A, 4.875%, 1/15/32 (Pre-refunded 1/15/15)
4,660	Total North Carolina			4,950,820
	Ohio – 3.2% (2.2% of Total Investments)
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and
	Improvement Series 2012A:
650	5.000%, 5/01/33	5/22 at 100.00	AA–	703,034
970	4.000%, 5/01/33	5/22 at 100.00	AA–	982,552
800	5.000%, 5/01/42	5/22 at 100.00	AA–	850,344
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
4,735	5.125%, 6/01/24	6/17 at 100.00	B–	3,967,835
710	5.875%, 6/01/30	6/17 at 100.00	B	577,976
3,705	5.750%, 6/01/34	6/17 at 100.00	B	2,956,590
1,670	5.875%, 6/01/47	6/17 at 100.00	B	1,306,458
1,915	Chagrin Falls Exempt Village School District, Ohio, General Obligation Bonds, Refunding Series	12/14 at 100.00	Aa1 (4)	1,947,766
	2005, 5.250%, 12/01/19 (Pre-refunded 12/01/14) – NPFG Insured
5,800	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A,	11/21 at 100.00	AA+	6,218,180
	5.000%, 11/15/41
20,955	Total Ohio			19,510,735
	Oklahoma – 2.1% (1.4% of Total Investments)
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
4,535	5.000%, 2/15/37	2/17 at 100.00	AA	4,661,572
1,145	5.000%, 2/15/42	2/17 at 100.00	AA	1,174,449
6,305	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	6,746,287
	System, Series 2006, 5.000%, 12/15/36 (UB)
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	99,198
	System, Tender Option Bond Trust 3500, 8.513%, 6/15/30 (IF)
12,073	Total Oklahoma			12,681,506
	Oregon – 0.2% (0.2% of Total Investments)
1,435	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004B,	11/14 at 100.00	AAA	1,456,209
	5.250%, 11/15/16 (Pre-refunded 11/15/14)
	Pennsylvania – 1.4% (1.0% of Total Investments)
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	502,910
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
2,206	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds,	10/14 at 100.00	N/R	1,928,045
	Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23
5,605	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Senior Lien Series 2012A,	12/22 at 100.00	A+	6,066,740
	5.000%, 12/01/42
8,311	Total Pennsylvania			8,497,695
	Rhode Island – 1.4% (1.0% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
5	6.000%, 6/01/23	10/14 at 100.00	A2	5,036
8,730	6.250%, 6/01/42	10/14 at 100.00	BBB–	8,729,564
8,735	Total Rhode Island			8,734,600
	South Carolina – 2.9% (2.0% of Total Investments)
10,600	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/16 at 100.00	AA	11,594,704
	2006, 5.000%, 12/01/24
5,700	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A,	6/24 at 100.00	AA–	6,323,067
	5.500%, 12/01/54
16,300	Total South Carolina			17,917,771
	Tennessee – 1.3% (0.9% of Total Investments)
4,885	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	5,317,567
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
1,595	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities	9/22 at 100.00	AA	1,638,799
	Revenue Bonds, Series 2012A, 4.000%, 9/01/42
3,680	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 30.07	A	845,885
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/41
415	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	432,812
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
10,575	Total Tennessee			8,235,063
	Texas – 18.7% (13.0% of Total Investments)
5,445	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,555,915
	4.250%, 8/15/36 (UB)
2,700	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	Baa2	3,038,283
	6.250%, 1/01/46
4,500	Colorado River Municipal Water District, Texas, Water System Revenue Bonds, Series 2011,	1/21 at 100.00	AA–	4,821,975
	5.000%, 1/01/36
5,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A,	9/14 at 100.00	N/R (4)	5,028,000
	7.000%, 9/01/25 (Pre-refunded 9/01/14)
1,140	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond	10/23 at 100.00	AA+	1,456,190
	Trust 2013- 9A, 18.003%, 4/01/53 (IF)
235	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/24 at 100.00	B	238,090
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)
10,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D,	11/21 at 100.00	AA	11,011,900
	5.000%, 11/15/40
4,965	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/16 at 100.00	A2	5,348,248
	Facilities Department, Refunding Series 2011B, 5.250%, 9/01/27
6,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001B,	No Opt. Call	AA+ (4)	7,985,820
	5.500%, 12/01/29 – NPFG Insured (ETM)
14,200	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	14,826,078
	2007A, 4.750%, 8/01/43 (UB)
8,000	Lower Colorado River Authority, Texas, Transmission Contract Refunding Revenue Bonds, LCRA	5/20 at 100.00	A+	8,432,560
	Transmission Services Corporation Project, Refunding & Improvement Series 2010, 5.000%, 5/15/40
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series	4/21 at 100.00	BBB	1,919,330
	2011A, 7.250%, 4/01/36
2,500	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	No Opt. Call	A1	2,808,875
	Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (Alternative
	Minimum Tax)
3,500	North Texas Municipal Water District, Water System Revenue Bonds, Series 2004, 5.000%, 9/01/24	9/14 at 100.00	AAA	3,514,280
	(Pre-refunded 9/01/14) – NPFG Insured
6,390	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	7,106,958
	5.750%, 1/01/38
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
4,370	0.000%, 9/01/43	9/31 at 100.00	AA+	3,589,037
9,130	0.000%, 9/01/45	9/31 at 100.00	AA+	8,243,386
3,500	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University,	10/20 at 100.00	AA–	3,895,430
	Series 2010, 5.000%, 10/01/41
7,700	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	2/17 at 100.00	AA	8,013,313
	Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
435	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	457,446
	2012, 5.000%, 12/15/32
1,665	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	1,768,480
	Refunding Series 2012A, 5.000%, 8/15/41
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
1,440	0.000%, 8/15/37	8/15 at 31.98	AAA	442,987
1,440	0.000%, 8/15/40	8/15 at 27.11	AAA	374,184
1,120	0.000%, 8/15/44	8/15 at 21.88	AAA	234,685
5	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,	8/15 at 21.88	N/R (4)	1,092
	Series 2006, 0.000%, 8/15/44 (Pre-refunded 8/15/15)
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
5	0.000%, 8/15/37 (Pre-refunded 8/15/15)	8/15 at 31.98	N/R (4)	1,596
7,665	0.000%, 8/15/37 (Pre-refunded 8/15/15)	8/15 at 31.98	N/R (4)	2,446,668
5	0.000%, 8/15/40 (Pre-refunded 8/15/15)	8/15 at 27.11	N/R (4)	1,353
7,665	0.000%, 8/15/40 (Pre-refunded 8/15/15)	8/15 at 27.11	N/R (4)	2,074,072
5,985	0.000%, 8/15/44 (Pre-refunded 8/15/15)	8/15 at 21.88	N/R (4)	1,306,825
128,455	Total Texas			115,943,056
	Utah – 1.0% (0.7% of Total Investments)
	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001E:
305	5.200%, 1/01/18 (Alternative Minimum Tax)	1/15 at 100.00	AA–	305,720
160	5.500%, 1/01/23 (Alternative Minimum Tax)	1/15 at 100.00	Aaa	162,280
	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001F-1:
485	4.950%, 7/01/18 (Alternative Minimum Tax)	1/15 at 100.00	AA–	486,048
215	5.300%, 7/01/23 (Alternative Minimum Tax)	1/15 at 100.00	Aaa	217,804
4,935	Utah Transit Authority, Sales Tax Revenue and Refunding Bonds, Series 2012, 5.000%, 6/15/42	6/22 at 100.00	A1	5,273,837
6,100	Total Utah			6,445,689
	Vermont – 1.5% (1.0% of Total Investments)
9,000	University of Vermont and State Agricultural College, Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	AA–	9,383,130
	10/01/35 – NPFG Insured
	Virginia – 0.9% (0.6% of Total Investments)
1,000	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr	12/15 at 100.00	N/R	749,460
	Village, Series 2005, 5.375%, 12/01/28
3,390	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	4/22 at 100.00	BBB+	3,492,853
	Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series 2014A,
	5.000%, 10/01/53
1,000	Virginia Commonwealth University Health System Authority, General Revenue Bonds, Series 2011,	7/21 at 100.00	AA–	1,056,340
	4.750%, 7/01/41
5,390	Total Virginia			5,298,653
	Washington – 4.9% (3.4% of Total Investments)
2,500	King County, Washington, Sewer Revenue Bonds, Series 2009, 5.250%, 1/01/42	1/19 at 100.00	AA+	2,802,975
1,820	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Refunding Series 2012A,	8/22 at 100.00	A+	2,033,959
	5.000%, 8/01/30
5,205	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2005A, 5.000%, 3/01/35 –	3/15 at 100.00	AA–	5,309,930
	NPFG Insured
10,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health, Series 2011A,	2/21 at 100.00	A+	10,549,900
	5.000%, 2/01/41
3,410	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	3,670,794
	Center, Series 2011A, 5.625%, 1/01/35
	Washington State Health Care Facilities Authority, Revenue Bonds, Group Health Cooperative of
	Puget Sound, Series 2001:
3,005	5.375%, 12/01/17 – AMBAC Insured	12/14 at 100.00	BBB	3,011,912
2,915	5.375%, 12/01/18 – AMBAC Insured	12/14 at 100.00	BBB	2,920,830
28,855	Total Washington			30,300,300
	Wisconsin – 1.7% (1.1% of Total Investments)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/17 at 100.00	BBB+	1,019,400
	Christian Charity HealthCare Ministry, Series 2007, 5.000%, 9/01/33
7,790	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	9,201,000
	6.000%, 5/01/36
8,790	Total Wisconsin			10,220,400
$ 929,899	Total Municipal Bonds (cost $830,788,489)			879,906,176

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 44	Las Vegas Monorail Company, Senior Interest Bonds (5), (8)	5.500%	7/15/19	N/R	$ 7,913
12	Las Vegas Monorail Company, Senior Interest Bonds (5), (8)	3.000%	7/15/55	N/R	1,607
$ 56	Total Corporate Bonds (cost $3,909)				9,520

Shares	Description (1), (9)			Value
	INVESTMENT COMPANIES – 0.5% (0.4% of Total Investments)
6,266	BlackRock MuniHoldings Fund Inc.			$ 99,128
131,278	Deutsche Municipal Income Trust			1,735,495
26,880	Dreyfus Strategic Municipal Fund			222,298
43,020	Invesco VK Investment Grade Municipal Trust			549,796
30,000	Invesco VK Municipal Opportunity Trust			366,300
43,420	PIMCO Municipal Income Fund II			503,238
	Total Investment Companies (cost $3,325,133)			3,476,255
	Total Long-Term Investments (cost $834,144,530)			883,391,951

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.5% (1.1% of Total Investments)

	Iowa – 0.2% (0.2% of Total Investments)
$ 1,500	Iowa State, Special Obligation Bonds, I-Jobs Program, Variable Rate Demand Obligations,	6/19 at 100.00	AA	$ 1,500,000
	Tender Option Bond Trust 13B-A, 0.080%, 6/01/25 (9)
	New York – 1.3% (0.9% of Total Investments)
7,914	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds,	No Opt. Call	Baa1	7,914,000
	Variable Rate Demand Obligations, Tender Option Bond Trust 1251, 0.350%, 10/01/35 (9)
$ 9,414	Total Short-Term Investments (cost $9,414,000)			9,414,000
	Total Investments (cost $843,558,530) – 144.2%			892,805,951
	Floating Rate Obligations – (6.9)%			(42,412,000)
	Institutional MuniFund Term Preferred Shares, at Liquidation Value – (24.2)% (10)			(150,000,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (14.7)% (10)			(91,000,000)
	Other Assets Less Liabilities – 1.6%			9,569,249
	Net Assets Applicable to Common Shares – 100%			$ 618,963,200

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$878,172,331	$1,733,845	$879,906,176
Corporate Bonds	—	—	9,520	9,520
Investment Companies	3,476,255	—	—	3,476,255
Short-Term Investments
Municipal Bonds	—	9,414,000	—	9,414,000
Total	$3,476,255	$887,586,331	$1,743,365	$892,805,951

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments was $800,659,074.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$ 63,245,673
Depreciation	(13,451,242)
Net unrealized appreciation (depreciation) of investments	$ 49,794,431

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Optional Call Provisions: Dates
(month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s,
Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated
N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by
U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Nuveen Funds’ Board of Directors/Trustees. For fair value disclosure purposes, investment classified as Level 3.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has
(1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal
Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier,
Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000%
(5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(9)	Investment has a maturity of more than a year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(10)	Institutional MuniFund Term Preferred Shares and Variable Rate MuniFund Term Preferred Shares, at
Liquidation Value as a percentage of Total Investments are 16.8% and 10.2%, respectively.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Dividend Advantage Municipal Fund 3

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 29, 2014